LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 5,380	$ 5,396
Consumer loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	42	21
Single Family Residential Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,237	1,667
Residential and Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,279	1,688
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,428	1,649
Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	409	737
Construction and Development Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		68
Commercial loans secured by real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	172	6
Other Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,092	1,248
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 3,101	$ 3,708